Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of inventories
Inventories consist of the following:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Raw materials and consumables	67,432	60,555	828
Work-in-progress	33,267	30,202	412
Finished goods	12,663	8,752	120

	113,362	99,509	1,360